Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 7,356		$ 7,624
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018	4,112		8,904
Prepaid expenses and other current assets	2,839		1,445
Assets held for sale (Note 8)	35,494
Total current assets	49,801		17,973
Property and equipment, net	1,933		335
Restricted cash	1,330
Financial assets at fair value			1,965
Intangible assets, net	340,785		116,646
Goodwill	710,962	$ 176,595	227,763
Operating leases - right-of-use assets	5,152		3,519
Other non-current assets	403		24
Total assets	1,110,366		368,225
Current liabilities
Accounts payable, accrued expenses and other current liabilities	109,404		56,775
Accounts payable - due to related parties	17,010		665
Accrued expenses - due to related parties	43,170
Notes payable, net of discount	16,542		4,090
Notes payable - related parties	539		368
Convertible notes, net of $2,027 and $710 discount as of June 30, 2020 and December 31, 2019, respectively	4,407		1,358
Shares settled liability for intangible asset			1,000
Deferred revenue	8,855
Profit share liability	2,119	1,971	1,971
Warrant liability - subsidiary	21	39	24
Warrant liabilities	40,617	15,987
Derivative liabilities	163		376
Long term borrowings - current portion	8,154
Current portion of operating lease liabilities	970		815
Liabilities held for sale (Note 8)	56,137
Total current liabilities	308,108		67,442
Deferred income taxes	90,794	28,679	30,879
Operating lease liability	4,189		2,705
Long term borrowings	19,197		43,982
Other long-term liabilities	1		41
Total liabilities	422,289		145,049
COMMITMENTS AND CONTINGENCIES (Note 19)
Series D Convertible Preferred stock, value	208		462
Stockholders' equity:
Common stock par value $0.0001, $0.001: 400,000,000, 22,612,225, 22,612,225 and 18,000,000 shares authorized; 38,684,136 and 28,912,500, 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding at June 30, 2020, March 31, 2020, December 31, 2019 and 2018, respectively	4		3
Additional paid-in capital	289,720		257,002
Accumulated deficit	(184,389)		(56,123)
Non-controlling interest	16,410		22,602
Accumulated other comprehensive loss			(770)
Total stockholders' equity	687,869	176,191	222,714	$ 232,550
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	1,110,366		368,225
Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock value	566,124
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series X Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Fubo TV Pre-Merger [Member]
Current assets:
Cash and cash equivalents		8,040	14,305	14,578
Accounts receivable, net of allowance for doubtful accounts of $NIL as of March 31, 2020, December 31, 2019 and 2018		5,831	5,805	3,697
Prepaid affiliate distribution agreements				242
Prepaid expenses			655	489
Other current assets			282	7
Prepaid expenses and other current assets		976	937
Total current assets		14,847	21,047	19,013
Property and equipment, net		2,042	2,148	2,628
Restricted cash		1,333	1,334	1,333
Other non-current assets		397	359	175
Total assets		18,619	24,888	23,149
Current liabilities
Accounts payable		51,687	38,531	26,994
Accounts payable, accrued expenses and other current liabilities		50,249	57,781	18,046
Accounts payable - due to related parties		14,811	7,649	4,696
Accrued expenses and other current liabilities - due to related parties		34,109	25,615	12,738
Deferred revenue		8,809	9,507	4,500
Deferred rent		167	166	163
Short-term debt		10,000
Long term borrowings - current portion		5,625	5,000
Total current liabilities		175,457	144,249	67,137
Long term borrowings		18,007	19,871	24,828
Noncurrent deferred rent		1,174	1,215	1,372
Total liabilities		194,638	165,335	93,337
COMMITMENTS AND CONTINGENCIES (Note 19)
Series D Convertible Preferred stock, value		247,241	247,241	145,484
Stockholders' equity:
Common stock par value $0.0001, $0.001: 400,000,000, 22,612,225, 22,612,225 and 18,000,000 shares authorized; 38,684,136 and 28,912,500, 2,162,187, 2,157,367 and 2,076,317 shares issued and outstanding at June 30, 2020, March 31, 2020, December 31, 2019 and 2018, respectively		2	2	2
Additional paid-in capital		12,955	12,569	10,884
Accumulated deficit		(436,217)	(400,259)	(226,558)
Total stockholders' equity		(423,260)	(387,688)	(215,672)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY		$ 18,619	$ 24,888	$ 23,149